Note 24 - Non-current provisions - Liabilities (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in other provisions [abstract]
At the beginning of the year		$ 119,344	$ 35,959
Translation differences		12,495	(20,279)
Changes due to business combinations	[1]
Reclassifications		2,549	9,839
At the end of the year		173,152	119,344
Provision for non-current liabilities [member]
Reconciliation of changes in other provisions [abstract]
At the beginning of the year		82,106	101,453
Translation differences		4,216	(11,718)
Changes due to business combinations	[1]		(900)
(Reversal) / additional allowance		(21,380)	10,077
Reclassifications		(2,549)	(9,839)
Used and other movements		(13,975)	(6,967)
At the end of the year		$ 48,418	$ 82,106

[1]	For the year 2024, related to Mattr’s pipe coating business unit acquisition.